UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:          Dialectic Offshore L2, Ltd.

Address:       c/o Goldman Sachs Administration Services
               Gardenia Court, Suite 3307
               45 Market Street
               Camana Bay
               Grand Cayman KY1-1103
               Cayman Islands

13F File Number: 028-14239

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:     Dialectic Capital Management, LLC
        as investment adviser
By:     John Ficthorn
Title:  Managing Member
Phone:  212-230-3226


Signature, Place and Date of Signing:


/s/John Fichthorn            New York, New York               August 15, 2011
----------------------     ----------------------           --------------------
     [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ---------------------------------
028-12674                     Dialectic Capital Management, LLC










SK 21843 0001 1213990